Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income tax [Abstract]
Beginning balance	¥ 26,735	¥ 29,549
Reversals	(10,367)	(2,814)
Ending balance	¥ 16,368	¥ 26,735